SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Weighted average interest rate (in percentage)	5.30%	2.68%
Secured Overnight Financing Rate ("SOFR"), closing rate (as a percent)	0.0430	0.0005
Effective Federal Funds Rate ("EEFR"), closing rate	0.0433	0.0007
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate
Debt Instrument [Line Items]
Three month U.S. Dollar LIBOR rate (in percentage)	4.77%	0.21%
Norwegian Interbank Offered Rate ("NIBOR")
Debt Instrument [Line Items]
Three month Norwegian kroner NIBOR rate (in percentage)	3.26%	0.95%